FEDERATED MUNICIPAL SECURITIES FUND, INC.

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 June 22, 2007



EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE: Federated Municipal Securities Fund, Inc. (the "Fund" or
"Registrant")
            Class A Shares
            Class B Shares
            Class C Shares
            Class F Shares
           1933 Act File No. 2-57181
           1940 Act File No. 811-2677


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated May 31, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 66 on May 29, 2007

     If you have any questions regarding this certification, please contact me at (412) 288-6807

                                                 Very truly yours,



                                                 /s/ George Magera
                                                 George Magera
                                                 Assistant Secretary



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